Fair Value Measurements (Tables)	5 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis

The following table presents information about the Company’s assets that are measured on a recurring basis as of June 30, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)
Investments held in Trust Account	$345,036,875